Term Loans (Details Textual) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 13, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Term Loans (Textual)
Extinguishment of debt loss					$ (536,534)
Amortization of debt issuance costs			$ 206,313	$ 88,481	29,239	29,282
Note payable amount		$ 456,228	$ 456,228			$ 1,025,000
Leonite [Member] | April 5, 2019 [Member]
Term Loans (Textual)
Warrant term			5 years
SBCC [Member] | April 5, 2019 [Member]
Term Loans (Textual)
Term loan principal amount		1,500,000	$ 1,500,000
Warrant term			10 years
Debt instrument, interest rate description			Interest at the sum of the cash interest rate (defined as 11% per annum) plus the PIK interest rate (defined as 2% per annum); provided that upon an event of default all principal, past due interest and all fees shall bear interest at a per annum rate equal to the cash interest rate and the PIK interest rate, in each case plus 3.00%.
Debt instrument, periodic payment			$ 93,750
Debt instrument, maturity date range, end			Apr. 05, 2023
Note payable amount		1,049,186	$ 1,049,186
Notes payable principal amount		1,406,250	1,406,250
Unamortized debt discount		155,750	155,750
Debt instrument unamortized warrants		$ 201,314	$ 201,314
Fully-diluted basis an aggregate price		$ 100	$ 100
Loan prepayment event, description			(i) prior to the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 5.0% of such prepayment, (ii) prior to the second anniversary of the closing date and on or after the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 3.0% of such prepayment, or (iii) prior to the third anniversary of the closing date and on or after the second anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 1.0% of such prepayment, in each case as liquidated damages for damages for loss of bargain to SBCC. In addition, in the event and on each occasion that any net proceeds (as defined in the loan and security agreement) are received by or on behalf of Goedeker or 1847 Holdco in respect of any prepayment event following the occurrence and during the continuance of an event of default, Goedeker shall, immediately after such net proceeds are received, prepay the term note in an aggregate amount equal to 100% of such net proceeds. A “prepayment event” means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of Goedeker or 1847 Holdco; (ii) a change of control (as defined in the loan and security agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of Goedeker or 1847 Holdco with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by Goedeker of any capital stock or the receipt by Goedeker of any capital contribution; or (v) the incurrence by Goedeker or 1847 Holdco of any indebtedness (as defined in the loan and security agreement), other than indebtedness permitted under the loan and security agreement.
Neese [Member] | Banking [Member]
Term Loans (Textual)
Debt instrument, periodic payment, principal	$ 3,654,074
Debt instrument, interest rate	6.85%
Debt instrument, periodic payment	$ 302,270
Debt instrument, maturity date range, start	Jan. 20, 2019
Debt instrument, maturity date range, end	Jul. 20, 2020
Debt instrument, maturity date, description	Beginning on January 20, 2019 and continuing every six months thereafter until July 20, 2020, the maturity date; provided however, that Neese will pay the note in full immediately upon demand by Home State Bank.
Debt instrument, lease buyout amount	$ 2,780,052		$ 3,361,499
Debt instrument, release fees	124,650
Debt instrument, lease deposit	$ 72,322
Debt instrument, remaining balance of lease			3,376,757		453,235
Extinguishment of debt loss					500,804
Unamortized debt issuance costs, written off					95,130
Interest payment of promissory notes			40,000		40,000
Repayment of secured loan		$ 27,000	0		21,500
Debt issuance costs, net		51,427	51,427		30,513
Amortization of debt issuance costs			16,210		$ 11,866
Unamortized debt discount		$ 15,258	$ 15,258
Debt coverage ratio, description	Annual interest rate of 6.85% with covenants to maintain a minimum debt coverage ratio of 1.00 to 1.25 measured at December 31, 2019.